ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 2, 2012,
 to the Prospectus dated April 30, 2012

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
Effective on or about September 14, 2012, Massachusetts Financial Services Company replaces Eaton Vance Management as the subadviser to the AZL® Eaton Vance Large Cap Value Fund, and the Fund’s name will change.

Name effective on or about September 14, 2012	Previous Name
AZL® MFS Value Fund	AZL® Eaton Vance Large Cap Value Fund

All references to Eaton Vance Management as subadviser to the AZL Eaton Vance Large Cap Value Fund are deleted and replaced with Massachusetts Financial Services Company as subadviser to the AZL MFS Value Fund. All references to AZL Eaton Vance Large Cap Value Fund are deleted and replaced with AZL MFS Value Fund.

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The Investment Objective, on page 24, is deleted and replaced with the following:

The Fund seeks capital appreciation.

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The section Principal Investment Strategies of the Fund, beginning on page 24, is deleted and replaced with the following:

Principal Investment Strategies of the Fund

Massachusetts Financial Services Company (“MFS”), the Fund’s subadviser, normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, and other financial pressures. While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations. MFS may invest the Fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies, which are defined for this purpose as companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. It is anticipated that the Fund’s policy to invest at least 80% of its assets in this manner will be canceled, and the preceding sentence will be deleted, approximately 60 days after written notice to the Fund’s shareholders, on or about December 1, 2012.

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The section Principal Risks of Investing in the Fund, beginning on page 25, is deleted and replaced with the following:

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

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The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.

•
Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse effect on the Fund’s returns.

•
Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

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In the Management section, on page 26, the disclosure regarding the subadviser and the portfolio managers is deleted and replaced with the following:

Massachusetts Financial Services Company (“MFS”) serves as the subadviser to the Fund.

The Fund’s portfolio managers, since September 14, 2012, are Nevin P. Chitkara and Steven R. Gorman, both Investment Officers of MFS.

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The AZL MFS Value Fund is added as a Fund subadvised by Massachusetts Financial Services Company in “The Subadvisers of the Funds” table, on page 131, and the entry for Eaton Vance Management, on page 130, is deleted.

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The entry concerning AZL Eaton Vance Large Cap Value Fund, in the Portfolio Managers of the Funds section on page 133, is deleted and replaced with the following:

AZL MFS Value Fund

Nevin P. Chitkara and Steven R. Gorman have been the portfolio managers of the Fund since September 14, 2012.

Nevin P. Chitkara and Steven R. Gorman are the portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Chitkara, an Investment Officer of MFS, has been employed in the investment area of MFS since 1997. Mr. Gorman, an Investment Officer of MFS, has been employed in the investment area of MFS since 1992.

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2.
Effective May 30, 2012, Noah Petrucci no longer serves as a portfolio manager for the AZL® Columbia Mid Cap Value Fund, and all references to Noah J. Petrucci as a portfolio manager for the  Fund are deleted.

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3.
Stephen D. Barbaro, lead manager of the AZL®  Columbia Small Cap Value Fund, has announced his intent to retire from Columbia Management Investment Advisers, LLC, the Fund’s subadviser, at the end of 2012. Until then, Mr. Barbaro will continue to serve as a portfolio manager of the Fund with Jeremy H. Javidi and John S. Barrett. Effective June 30, 2012, Mr. Javidi is the lead manager of the Fund.

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4.
Effective July 18, 2012, Edward P. Dowd no longer serves as a portfolio manager for the AZL® BlackRock Capital Appreciation Fund, and all references to Edward P. Dowd as a portfolio manager for the  Fund are deleted.  Bryan Krause is added as a portfolio manager.

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The third paragraph under the “Management” section for the AZL BlackRock Capital Appreciation Fund on page 8 is deleted and replaced with the following paragraph:

The portfolio managers for the Fund are: Jeffrey Lindsey, CFA, Managing Director, since 2008, and Bryan Krause, Director, since July 2012.

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The biographical information relating to the portfolio managers of the AZL BlackRock Capital Appreciation Fund, beginning on page 132, is deleted and replaced with the following:

The AZL BlackRock Capital Appreciation Fund is managed by a team of financial professionals led by Jeffrey Lindsey, CFA, and Bryan Krause, who are jointly and primarily responsible for the day-to-day management of the Fund.

Jeffrey Lindsey, CFA, has been Managing Director of BlackRock, Inc. since 2005, and head of BlackRock’s Large Cap Growth Equity team since 2002.

Bryan Krause, has been Director of BlackRock, Inc. since 2009, and an Analyst for BlackRock’s Fundamental Large Cap Growth Equity team since 2002.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 2, 2012,
to the Statement of Additional Information dated April 30, 2012

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.
Effective on or about September 14, 2012, Massachusetts Financial Services Company replaces Eaton Vance Management as the subadviser to the AZL® Eaton Vance Large Cap Value Fund, and the Fund’s name will change.

Name effective on or about September 14, 2012	Previous Name
AZL® MFS Value Fund	AZL® Eaton Vance Large Cap Value Fund

All references to Eaton Vance Management as subadviser to the AZL Eaton Vance Large Cap Value Fund are deleted and replaced with Massachusetts Financial Services Company as subadviser to the AZL MFS Value Fund.  All references to AZL Eaton Vance Large Cap Value Fund are deleted and replaced with AZL MFS Value Fund.

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The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert:	AZL MFS Value Fund (“MFS Value Fund”)

Delete:           AZL Eaton Vance Large Cap Value Fund (“Eaton Vance Large Cap Value Fund”)

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In the table of Subadvisory Fee Rates for the Funds, on page 51, the entry for Eaton Vance Large Cap Value Fund is deleted and replaced with the following:

MFS Value Fund                                                                           First $250 million                                           Next $1 billion                                Thereafter
                                     0.35%                                                      0.30%                                            0.25%

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The information concerning Eaton Vance Management, beginning on page 54, is deleted.

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The entry for Eaton Vance Large Cap Value Fund, in the table of Other Managed Accounts as of December 31, 2011 on page 58, is deleted and replaced with the following:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
MFS Value Fund	Nevin P. Chitkara	18 / $38.6 billion	4 / $2.5 billion	35 / $9.9 billion
	Steven R. Gorham	18 / $38.6 billion	4 / $2.5 billion	35 / $9.9 billion

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2.
Effective May 30, 2012, Noah Petrucci no longer serves as a portfolio manager for the AZL®  Columbia Mid Cap Value Fund, and all references to Noah J. Petrucci as a portfolio manager for the  Fund are deleted.

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3.
Stephen D. Barbaro, lead manager of the AZL®  Columbia Small Cap Value Fund, has announced his intent to retire from Columbia Management Investment Advisers, LLC, the Fund’s subadviser, at the end of 2012. Until then, Mr. Barbaro will continue to serve as a portfolio manager of the Fund with Jeremy H. Javidi and John S. Barrett. Effective June 30, 2012, Mr. Javidi is the lead manager of the Fund.

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4.
Effective July 18, 2012, Edward P. Dowd no longer serves as a portfolio manager for the AZL® BlackRock Capital Appreciation Fund, and all references to Edward P. Dowd as a portfolio manager for the  Fund are deleted.  Bryan Krause is added as a portfolio manager.

The entry for BlackRock Capital Appreciation Fund, in the table of Other Managed Accounts as of December 31, 2011 on page 57, is deleted and replaced with the following:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
BlackRock Capital Appreciation Fund	Jeffery R. Lindsey	11 / $7.5 billion	8 / $1.5 billion	15 / $2.8 billion additional account with performance based fees: 1 / $125 million
	Bryan Krause	11 / $8.7 billion	7 / $1.8 billion	19 / $2.8 billion additional account with performance based fees: 2 / $262 million

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